INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2022
INVESTMENTS
Change in investments
	Marketable Securities (FVTPL)	Marketable Securities (FVTOCI)	Warrants (FVTPL)	Total Investments

Balance as at December 31, 2021	$8,400	$4,986	$-	$13,386
Additions	-	110	-	110
Disposals	(6,753)	(3,685)	-	(10,438)
Loss recorded in other comprehensive loss	-	(1,227)	-	(1,227)
Loss recorded in net loss	(1,647)	-	-	(1,647)
Balance as at December 31, 2022	$-	$184	$-	$184
	Marketable Securities (FVTPL)	Marketable Securities (FVTOCI)	Warrants (FVTPL)	Total Investments

Balance as at December 31, 2020	$9,267	$3,386	$5,772	$18,425
Additions	13,691	216	-	13,907
Disposals	(13,971)	(710)	-	(14,681)
Gain recorded in other comprehensive income	-	2,094	-	2,094
Loss recorded in net loss	(587)	-	(3,698)	(4,285)
Distribution to shareholders	-	-	(2,074)	(2,074)
Balance as at December 31, 2021	$8,400	$4,986	$-	$13,386